Business Combinations - Summary of Goodwill Recognised As Of Acquisition Date (Detail) - Arrival L T U A B [Member] € in Thousands	Jul. 14, 2020 EUR (€)
Disclosure Of Goodwill Recognised As Of Acquisition Date [Line Items]
Consideration transferred	€ 3
Fair value of identifiable net assets	23
Goodwill	€ 26